Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Carrying Amounts and Fair Values of the Financial Instruments - MYR (RM)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying amount [Member]
Assets
Financial assets, at fair value through profit or loss	RM 72,793	RM 72,295	RM 1,309,134
Financial assets, at fair value through other comprehensive income	38,368,829	12,819,747	34,221,879
Liabilities
Warrant liabilities	1,964,335
Fair value [Member]
Assets
Financial assets, at fair value through profit or loss	72,793	72,295	1,309,134
Financial assets, at fair value through other comprehensive income	38,368,829	12,819,747	34,221,879
Liabilities
Warrant liabilities	RM 1,964,335